Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Supplemental Cash Flow Information [Text Block]
Note 11	Supplemental Cash Flow Information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statement of cash flows.

During the six months ended March 31, 2014, the Company reclassified an amount of $221,000 into equity upon modification of the terms of certain derivative instruments.

During the six months ended March 31, 2013, the Company issued three promissory notes in the aggregate principal amount of $212,292 in exchange for accounts payable owing to three vendors in respect of unpaid consulting fees.

These transactions have been excluded from the statements of cash flows.

Note 11	Supplemental Cash Flow Information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statement of cash flows.

During the year ended September 30, 2013;

a)

The Company issued three promissory notes in the principal amounts of $100,000, $87,865 (CDN$86,677) and $28,017 (CDN$27,639) in exchange for accounts payable owing to three vendors in respect of unpaid consulting fees.

b)

The Company issued 4,208,910 units of the Company at their fair value of $1.02 per unit to settle (i) interest bearing notes payable outstanding in the amount of $549,000 ; (ii) accrued interest in connection with the notes payable of $26,058 included in accounts payable and accrued liabilities; and (iii) accounts payable of $1,108,506. Each unit consisted of one common share and one common share purchase warrant exercisable into one additional common share for $0.75 per share until July 5, 2018. In addition, in connection with the settlement, $11,449 of accrued interest with respect to the notes payable was forgiven. The Company recorded a loss on debt settlement of $1,472,208 as a result of this transaction.

During the year ended September 30, 2012:

a)

The Company issued 544,667 units of the Company at their fair value of $1.918 per unit to settle a convertible interest bearing note payable outstanding in the amount of $272,333, including accrued interest of $22,333 included in accounts payable and accrued liabilities and 2,155,846 units of the Company at their fair value of $1.918 per unit to settle non- convertible interest bearing notes payable outstanding in the amount of $1,077,923 including accrued interest of $30,034 included in accounts payable and accrued liabilities. Each unit consisted of one common share and one common share purchase warrant exercisable into one additional common share for $0.75 per share until November 30, 2013. The Company recorded a loss on debt settlement of $3,829,333 as a result of this transaction.

b)	The Company issued 75,000 common shares at their fair value of $1.00 per share for a total of $75,000 to the former President of the Company pursuant to a severance agreement.